Inventories, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories, net
Raw materials	$ 55,845	$ 29,472
Work in process	3,359	3,513
Finished goods	5,958	10,043
Low value consumables and spare parts	145	117
Less: inventory write-downs	(2,725)	(878)
Total inventories, net	62,582	42,267
Inventory write-downs	$ 1,806	$ 539	$ 291